Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 6,122,441
Ending balance	6,487,552	$ 6,122,441
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,984,049
Ending balance	4,213,083	3,984,049
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	262,485
Ending balance	250,227	262,485
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,681,419
Ending balance	2,638,316	2,681,419
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	80,265
Ending balance	71,769	80,265
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	144,722
Ending balance	140,542	144,722
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	211,469
Ending balance	209,162	211,469
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	603,689
Ending balance	903,067	603,689
Gold interests [member] | Other gold interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions (Reductions)	275,000
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,309,801	4,828,970
Additions (Reductions)	300,039	522,204
Disposal		(41,373)
Ending balance	5,609,840	5,309,801
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0	0
Disposal		0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,429,911	3,059,876
Additions (Reductions)	0	370,035
Disposal		0
Ending balance	3,429,911	3,429,911
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,058	140,058
Additions (Reductions)	0	0
Disposal		0
Ending balance	140,058	140,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0	0
Disposal		0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0	0
Disposal		0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	656,187	545,391
Additions (Reductions)	300,039	152,169
Disposal		(41,373)
Ending balance	956,226	656,187
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,325,752)	(1,200,849)
Depletion	(71,005)	(124,903)
Ending balance	(1,396,757)	(1,325,752)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(361,379)	(340,448)
Depletion	(12,258)	(20,931)
Ending balance	(373,637)	(361,379)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(748,492)	(676,614)
Depletion	(43,103)	(71,878)
Ending balance	(791,595)	(748,492)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(59,793)	(44,475)
Depletion	(8,496)	(15,318)
Ending balance	(68,289)	(59,793)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(75,707)	(64,564)
Depletion	(4,180)	(11,143)
Ending balance	(79,887)	(75,707)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(27,883)	(23,500)
Depletion	(2,307)	(4,383)
Ending balance	(30,190)	(27,883)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(52,498)	(51,248)
Depletion	(661)	(1,250)
Ending balance	(53,159)	(52,498)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,557,458
Ending balance	1,565,048	1,557,458
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	276,232
Ending balance	261,561	276,232
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	519,530
Ending balance	506,396	519,530
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	179,583
Ending balance	172,475	179,583
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	582,113
Ending balance	624,616	582,113
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,887,480	2,746,116
Additions (Reductions)	50,086	141,364
Disposal		0
Ending balance	2,937,566	2,887,480
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0	0
Disposal		0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	0	0
Disposal		0
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0	0
Disposal		0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,159,563	1,018,199
Additions (Reductions)	50,086	141,364
Disposal		0
Ending balance	1,209,649	1,159,563
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,330,022)	(1,261,031)
Depletion	(42,496)	(68,991)
Ending balance	(1,372,518)	(1,330,022)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(248,394)	(230,952)
Depletion	(14,671)	(17,442)
Ending balance	(263,065)	(248,394)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(380,813)	(354,975)
Depletion	(13,134)	(25,838)
Ending balance	(393,947)	(380,813)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(123,365)	(110,001)
Depletion	(7,108)	(13,364)
Ending balance	(130,473)	(123,365)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(577,450)	(565,103)
Depletion	(7,583)	(12,347)
Ending balance	(585,033)	(577,450)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,667
Ending balance	295,511	220,667
Palladium interest [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	78,815
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,667
Ending balance	216,696	220,667
Palladium interest [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721
Additions (Reductions)	78,815
Ending balance	342,536	263,721
Palladium interest [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Additions (Reductions)	78,815
Ending balance	78,815	0
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0	0
Disposal		0
Ending balance	263,721	263,721
Palladium interest [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(43,054)
Depletion	(3,971)
Ending balance	(47,025)	(43,054)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Depletion	0
Ending balance	0	0
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(43,054)	(36,909)
Depletion	(3,971)	(6,145)
Ending balance	(47,025)	(43,054)
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	350,816
Ending balance	346,874	350,816
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0	0
Disposal		0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(42,606)	(35,849)
Depletion	(3,942)	(6,757)
Ending balance	(46,548)	(42,606)
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	6,122,441
Ending balance	6,487,552	6,122,441
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,863,875	8,241,657
Additions (Reductions)	486,525	663,591
Disposal		(41,373)
Ending balance	9,350,400	8,863,875
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,741,434)	(2,534,638)
Depletion	(121,414)	(206,796)
Ending balance	(2,862,848)	(2,741,434)
Platinum Interest Marathon [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451
Ending balance	9,451	9,451
Platinum Interest Marathon [Member] | Cost [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451	9,428
Additions (Reductions)	0	23
Disposal		0
Ending balance	9,451	9,451
Platinum Interest Marathon [Member] | Accumulated Depletion & Impairment [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion	0	0
Ending balance	0	0
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451
Ending balance	67,036	9,451
Platinum Interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	57,585
Platinum Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451
Additions (Reductions)	57,585
Ending balance	67,036	9,451
Platinum Interests [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Additions (Reductions)	57,585
Ending balance	57,585	0
Platinum Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Depletion	0
Ending balance	0	0
Platinum Interests [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0
Depletion	0
Ending balance	$ 0	$ 0